CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible preferred stock, shares authorized						201,898,140
Convertible preferred stock, outstanding	12,906,585		14,077,350			196,217,618
Convertible preferred stock, liquidation preference						$ 74,000,000
Common stock, shares authorized	50,000,000		50,000,000
Evolv Technologies Holdings, Inc.
Convertible preferred stock, par value (in dollars per share)	$ 0.001		$ 0.001			$ 0.001
Convertible preferred stock, shares authorized	207,390,039		207,390,039			201,898,140
Convertible preferred stock, issued	204,703,793		204,703,793			196,217,618
Convertible preferred stock, outstanding	204,703,793	204,703,793	204,703,793	204,703,793	204,703,793	196,217,618	114,375,397
Convertible preferred stock, liquidation preference	$ 77,100,000		$ 77,100,000
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001			$ 0.001
Common stock, shares authorized	325,991,899		305,491,899			300,000,000
Common stock, issued	35,342,394		26,045,532			22,809,158
Common stock, outstanding	30,182,983		26,045,532			22,809,158